SUBSIDIARY PUBLIC ISSUERS - Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries
Current assets	$ 4,421	$ 2,902
Non-current assets	102,942	108,354
Assets held for sale	588	387
Current liabilities	17,824	12,326
Non-current liabilities	48,208	54,242
Liabilities associated with assets held for sale	396	140
Equity attributable to interests of others in operating subsidiaries and properties	15,687	15,985
Equity attributable to Unitholders	25,137	28,530
Brookfield Property Partners L.P.
Disclosure of subsidiaries
Current assets	0	0
Non-current assets	12,628	14,517
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	11,929	14,097
BOP Split Corp.
Disclosure of subsidiaries
Current assets	545	12
Non-current assets	30,137	11,739
Assets held for sale	0	0
Current liabilities	3,595	995
Non-current liabilities	4,542	6,173
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	22,545	4,583
BPO
Disclosure of subsidiaries
Current assets	171	127
Non-current assets	23,542	23,830
Assets held for sale	0	0
Current liabilities	678	131
Non-current liabilities	5,270	6,744
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	2,686	2,284
Equity attributable to Unitholders	15,079	14,798
Brookfield Property Preferred Equity Inc.
Disclosure of subsidiaries
Current assets	0	0
Non-current assets	0	0
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	0	0
Brookfield Property Finance ULC
Disclosure of subsidiaries
Current assets	1,457	673
Non-current assets	438	429
Assets held for sale	0	0
Current liabilities	336	15
Non-current liabilities	1,571	1,078
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	(12)	9
Holding Entities
Disclosure of subsidiaries
Current assets	8,780	8,436
Non-current assets	38,142	29,367
Assets held for sale	0	0
Current liabilities	7,587	5,981
Non-current liabilities	13,499	2,871
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	25,836	28,951
Additional holding entities and eliminations
Disclosure of subsidiaries
Current assets	196	176
Non-current assets	2,227	2,049
Assets held for sale	0	0
Current liabilities	1,356	1,129
Non-current liabilities	531	519
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	536	577
Consolidating Adjustments
Disclosure of subsidiaries
Current assets	(6,728)	(6,522)
Non-current assets	(4,172)	26,423
Assets held for sale	588	387
Current liabilities	4,272	4,075
Non-current liabilities	22,795	36,857
Liabilities associated with assets held for sale	396	140
Equity attributable to interests of others in operating subsidiaries and properties	13,001	13,701
Equity attributable to Unitholders	(50,776)	(34,485)
Preference shares
Disclosure of subsidiaries
Preferred equity	699	420
Preferred equity	699	420
Preference shares | Brookfield Property Partners L.P.
Disclosure of subsidiaries
Preferred equity	699	420
Preferred equity	699	420
Preference shares | BOP Split Corp.
Disclosure of subsidiaries
Preferred equity	0	0
Preferred equity	0	0
Preference shares | BPO
Disclosure of subsidiaries
Preferred equity	0	0
Preferred equity	0	0
Preference shares | Brookfield Property Preferred Equity Inc.
Disclosure of subsidiaries
Preferred equity	0	0
Preferred equity	0	0
Preference shares | Brookfield Property Finance ULC
Disclosure of subsidiaries
Preferred equity	0	0
Preferred equity	0	0
Preference shares | Holding Entities
Disclosure of subsidiaries
Preferred equity	0	0
Preferred equity	0	0
Preference shares | Additional holding entities and eliminations
Disclosure of subsidiaries
Preferred equity	0	0
Preferred equity	0	0
Preference shares | Consolidating Adjustments
Disclosure of subsidiaries
Preferred equity	0	0
Preferred equity	$ 0	$ 0